Share-Based Compensation (7Road's 2012 Share Incentive Plan) (Details) (7Road 2012 Share Incentive Plan [Member], 7Road Cayman [Member], USD $)	0 Months Ended			12 Months Ended
	Nov. 02, 2012 Common Class A [Member]	Jul. 10, 2012 Common Class A [Member]	Jul. 18, 2012 Common Class A [Member] Certain key employees [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Certain key employees [Member]	Jul. 18, 2012 Restricted Stock Units (RSUs) [Member] Certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	15,100,000	5,100,000
Percentage of outstanding shares on a fully-diluted basis	13.70%	5.10%
Aggregated issuance of ordinary shares			2,546,250
RSUs, forfeited				112,500
RSUs, settled or expired				0
Compensation expenses to be recognized				$ 2,700,000	$ 11,200,000
Share-based compensation expense				$ 0